Federated Hermes U S Treasury Cash Reserves Expense Example - Administrative Shares [Member] - Federated Hermes U S Treasury Cash Reserves - ADM	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677